Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
INTEREST INCOME
Loans receivable	$ 545,708	$ 568,096	$ 515,807
Mortgage-backed securities	49,312	74,485	70,407
Investment securities and cash equivalents	26,245	28,885	20,869
Total Income	621,265	671,466	607,083
INTEREST EXPENSE
Customer accounts	100,312	122,216	72,492
FHLB advances	51,445	68,190	62,452
Total interest expense	151,757	190,406	134,944
Net interest income	469,508	481,060	472,139
Provision (release) for credit losses	21,750	(1,650)	(5,450)
Net interest income after provision (release)	447,758	482,710	477,589
OTHER INCOME
Gain (loss) on sale of investment securities	15,028	(9)	0
Prepayment penalty on early extinguishment of debt	(13,809)	0	0
FDIC loss share termination valuation adjustments	0	0	(8,550)
Loan fee income	7,293	3,941	3,804
Deposit fee income	23,691	24,882	25,904
Other income	54,757	33,504	22,920
Total other income	86,960	62,318	44,078
OTHER EXPENSE
Compensation and benefits	147,596	133,588	123,554
Occupancy	39,570	38,579	36,453
FDIC insurance premiums	10,939	9,808	11,592
Product delivery	17,010	15,934	16,372
Information technology	52,902	38,955	34,643
Other expense	47,541	46,199	41,708
Total other expense	315,558	283,063	264,322
Gain (loss) on real estate owned, net	26	810	(102)
Income before income taxes	219,186	262,775	257,243
Income tax expense (benefit)
Current	55,092	50,933	44,557
Deferred	(9,344)	1,586	8,836
Income tax expense (benefit)	45,748	52,519	53,393
Net income	$ 173,438	$ 210,256	$ 203,850
PER SHARE DATA
Basic earnings per share (in dollars per share)	$ 2.26	$ 2.61	$ 2.40
Diluted earnings per share (in dollars per share)	2.26	2.61	2.40
Dividends paid on common stock per share (in dollars per share)	$ 0.87	$ 0.79	$ 0.67
Basic weighted average number of shares outstanding (in shares)	76,721,969	80,471,316	85,008,040
Diluted weighted average number of shares outstanding (in shares)	76,731,464	80,495,163	85,109,843
Revenue, product and service [Extensible List]	us-gaap:DepositAccountMember	us-gaap:DepositAccountMember	us-gaap:DepositAccountMember